As filed with the Securities and Exchange Commission on February 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Name and address of agent for service)

608-824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Plumb Balanced Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.74%
Administrative and Support Services - 1.23%
Paychex, Inc.	17,500	$536,200
Beverage and Tobacco Product Manufacturing - 2.64%
Coca-Cola Co.	12,900	735,300
Philip Morris International, Inc.	8,600	414,434
		1,149,734
Chemical Manufacturing - 5.65%
Abbott Laboratories	11,000	593,890
E.I. du Pont de Nemours & Co.	18,000	606,060
Johnson & Johnson	14,400	927,504
Merck & Co., Inc. (a)	9,000	328,860
		2,456,314
Computer and Electronic Product Manufacturing - 6.34%
Apple, Inc. (a)	1,000	210,860
Cisco Systems, Inc. (a)	54,000	1,292,760
EMC Corp. (a)	37,000	646,390
Microchip Technology, Inc.	12,000	348,720
Molex, Inc.	12,000	258,600
		2,757,330
Couriers and Messengers - 1.98%
United Parcel Service, Inc.	15,000	860,550
Credit Intermediation and Related Activities - 3.23%
Heartland Payment Systems, Inc.	40,000	525,200
Hudson City Bancorp, Inc.	10,000	137,300
Valley National Bancorp	15,000	211,950
Western Union Co.	28,000	527,800
		1,402,250
Data Processing, Hosting and Related Services - 3.02%
Automatic Data Processing, Inc.	16,300	697,966
Fiserv, Inc. (a)	12,700	615,696
		1,313,662
Educational Services - 2.49%
Apollo Group, Inc. (a)	13,000	787,540
Corinthian Colleges, Inc. (a)	21,500	296,055
		1,083,595
Electrical Equipment, Appliance, and Component Manufacturing - 3.42%
ABB Ltd. - ADR	31,100	594,010
Corning, Inc.	16,500	318,615
Emerson Electric Co.	13,500	575,100
		1,487,725
Food Manufacturing - 5.24%
Cadbury PLC - ADR	12,000	616,680
Danone - ADR	36,000	438,840
Kraft Foods, Inc.	25,400	690,372
Nestle SA - ADR	11,000	531,850
		2,277,742
Food Services and Drinking Places - 2.07%
McDonald's Corp.	14,400	899,136
Furniture and Home Furnishings Stores - 0.03%
Cost Plus Inc. (a)	14,541	14,832
General Merchandise Stores - 1.66%
Wal-Mart Stores, Inc.	13,500	721,575

Health and Personal Care Stores - 3.71%
CVS Caremark Corp.	21,500	692,515
Walgreen Co.	25,000	918,000
		1,610,515
Heavy and Civil Engineering Construction - 1.14%
Fluor Corp.	11,000	495,440
Insurance Carriers and Related Activities - 0.73%
Greenlight Capital Re Ltd. (a)(b)	13,500	318,195
Management of Companies and Enterprises - 0.69%
Morgan Stanley	10,200	301,920
Mining (except Oil and Gas) - 0.60%
Newmont Mining Corp.	5,500	260,205
Miscellaneous Manufacturing - 4.31%
3M Co.	5,500	454,685
Baxter International, Inc.	9,000	528,120
Medtronic, Inc.	20,200	888,396
		1,871,201
Oil and Gas Extraction - 0.66%
Occidental Petroleum Corp.	3,500	284,725
Petroleum and Coal Products Manufacturing - 4.04%
Chevron Corp.	8,900	685,211
ConocoPhillips	10,000	510,700
Exxon Mobil Corp.	8,200	559,158
		1,755,069
Primary Metal Manufacturing - 1.07%
Titanium Metals Corp.	37,000	463,240
Publishing Industries (except Internet) - 2.96%
Adobe Systems, Inc. (a)	8,500	312,630
Microsoft Corp.	32,000	975,680
		1,288,310
Rail Transportation - 1.37%
Union Pacific Corp.	9,300	594,270
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.70%
CME Group, Inc.	2,000	671,900
IntercontinentalExchange, Inc. (a)	2,500	280,750
Nasdaq OMX Group, Inc. (a)	11,100	220,002
		1,172,652
Support Activities for Mining - 2.42%
Diamond Offshore Drilling, Inc.	5,500	541,310
Ensco International PLC - ADR (a)	7,800	311,532
Weatherford International Ltd. (a)(b)	11,000	197,010
		1,049,852
Telecommunications - 2.34%
AT&T, Inc.	15,000	420,450
Verizon Communications, Inc.	18,000	596,340
		1,016,790
TOTAL COMMON STOCKS (Cost $27,011,428)		29,443,029

PREFERRED STOCKS - 1.49%
Credit Intermediation and Related Activities - 0.99%
Federal National Mortgage Association (a)	20,000	22,000
Fifth Third Capital Trust V	20,000	409,000
		431,000
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.50%
Morgan Stanley Capital Trust VIII	10,000	214,500
TOTAL PREFERRED STOCKS (Cost $705,379)		645,500

EXCHANGE TRADED FUNDS - 0.63%
Gladstone Capital Corp.	24,831	191,199
iShares Silver Trust (a)	5,000	82,850
		274,049
TOTAL EXCHANGE TRADED FUNDS (Cost $280,299)		274,049

	Principal
	Amount
CONVERTIBLE BONDS - 1.73%
Computer and Electronic Product Manufacturing - 1.16%
Linear Technology Corp.
3.000%, 05/01/2027	$ 500,000	503,750
Support Activities for Mining - 0.57%
Transocean, Inc.
1.625%, 12/15/2037 (b)	250,000	248,750
TOTAL CONVERTIBLE BONDS (Cost $650,665)		752,500

CORPORATE BONDS - 21.40%
Building Material and Garden Equipment and Supplies Dealers - 2.39%
Home Depot, Inc.
5.200%, 03/01/2011	1,000,000	1,037,977
Credit Intermediation and Related Activities - 5.59%
American Genenral Finance Corp.
5.800%, 09/15/2013	500,000	348,878
Bank of America Corp.
6.600%, 05/15/2010	500,000	508,889
General Electric Capital Corp.
5.200%, 02/01/2011	1,000,000	1,043,475
Toyota Motor Credit Corp.
4.038%, 01/09/2012 (c)	500,000	533,328
		2,434,570
Food Manufacturing - 1.24%
Kraft Foods, Inc.
6.250%, 06/01/2012	500,000	539,168
Health and Personal Care Stores - 1.72%
CVS Pass-Through Trust
6.943%, 01/10/2030 (c)	317,058	319,587
Medco Health Solutions, Inc.
6.125%, 03/15/2013	400,000	428,245
		747,832
Insurance Carriers and Related Activities - 1.18%
Marsh & McLennan Cos., Inc.
5.150%, 09/15/2010	500,000	512,666
Machinery Manufacturing - 3.23%
Caterpillar, Inc.
7.900%, 12/15/2018	500,000	610,984
General Electric Co.
5.000%, 02/01/2013	750,000	794,036
		1,405,020
Oil and Gas Extraction - 1.31%
Noble Holding International Ltd.
7.375%, 03/15/2014 (b)	500,000	567,213
Publishing Industries (except Internet) - 2.40%
Oracle Corp.
5.000%, 01/15/2011	1,000,000	1,040,166
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.34%
Bear Stearns Companies, Inc.
4.550%, 06/23/2010	1,000,000	1,016,844
TOTAL CORPORATE BONDS (Cost $8,981,891)		9,301,456

U.S. GOVERNMENT AGENCY ISSUES - 3.41%
Federal Home Loan Banks
2.000%, 10/28/2014		500,000	497,206
2.000%, 04/28/2017		500,000	491,642
Federal National Mortgage Association
3.000%, 11/25/2024		500,000	494,401
			1,483,249
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,500,000)			1,483,249

SHORT TERM INVESTMENTS - 1.03%
Money Market Fund - 1.03%		Shares
AIM STIT-STIC Prime Portfolio
0.11% (c)		446,407	446,407
TOTAL SHORT TERM INVESTMENTS (Cost $446,407)			446,407

Total Investments (Cost $39,576,069) - 97.43%			42,346,190
Other Assets in Excess of Liabilities - 2.57%			1,116,690
TOTAL NET ASSETS - 100.00%			$43,462,880

Percentages are stated as a percentage of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate listed is as of December 31, 2009.

Summary of Fair Value Exposure at December 31, 2009

The Wisconsin Capital Funds, Inc. have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair vlaue. These standards require additional disclosures about the various inputs and valuatio techniques used to develop the measurementws of fair value and a discussion in changes in valuation techniques and realted inputs druing the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Investments in:
Common Stock*	$ 29,443,029	$ 29,443,029	$ -	$ -
Preferred Stock*	645,500	645,500	-	-
Exchange-Traded Funds	274,049	274,049	-	-
Convertible Bonds*	752,500	-	752,500	-
Corporate Bonds*	9,301,456	-	9,301,456	-
U.S. Government Agency Issues	1,483,249	-	1,483,249	-
Money Market Funds	446,407	446,407	-	-
Total	$ 42,346,190	$ 30,808,985	$ 11,537,205	$ -

* For detailed industry descriptions, see the accompanying Schedule of Investments.

	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows**:

	Cost of investments	$ 39,576,069
	Gross unrealized appreciation	4,138,154
	Gross unrealized depreciation	(1,368,033)
	Net unrealized depreciation	$ 2,770,121
**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Plumb Equity Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.65%
Administrative and Support Services - 1.71%
Paychex, Inc.	8,000	$245,120
Beverage and Tobacco Product Manufacturing - 3.13%
Coca-Cola Co.	5,000	285,000
Philip Morris International, Inc.	3,400	163,846
		448,846
Chemical Manufacturing - 4.56%
E.I. du Pont de Nemours & Co.	5,000	168,350
Johnson & Johnson	5,000	322,050
Merck & Co., Inc. (a)	4,500	164,430
		654,830
Computer and Electronic Product Manufacturing - 10.36%
Apple, Inc. (a)	900	189,774
Cisco Systems, Inc. (a)	25,000	598,500
EMC Corp. (a)	20,500	358,135
Microchip Technology, Inc.	8,000	232,480
Molex, Inc.	5,000	107,750
		1,486,639
Couriers and Messengers - 2.80%
United Parcel Service, Inc.	7,000	401,590
Credit Intermediation and Related Activities - 5.10%
Heartland Payment Systems, Inc.	22,500	295,425
Hudson City Bancorp, Inc.	7,500	102,975
Marshall & Ilsley Corp.	5,000	27,250
Valley National Bancorp	3,000	42,390
Western Union Co.	14,000	263,900
		731,940
Data Processing, Hosting and Related Services - 4.88%
Automatic Data Processing, Inc.	9,000	385,380
Fiserv, Inc. (a)	6,500	315,120
		700,500
Educational Services - 3.88%
Apollo Group, Inc. (a)	6,000	363,480
Corinthian Colleges, Inc. (a)	14,000	192,780
		556,260
Electrical Equipment, Appliance, and Component Manufacturing - 5.07%
ABB Ltd. - ADR	16,000	305,600
Corning, Inc.	7,500	144,825
Emerson Electric Co.	6,500	276,900
		727,325
Food Manufacturing - 7.23%
Cadbury PLC - ADR	3,000	154,170
Danone - ADR	18,000	219,420
Kraft Foods, Inc.	12,000	326,160
Nestle SA - ADR	7,000	338,450
		1,038,200
Food Services and Drinking Places - 3.13%
McDonald's Corp.	7,200	449,568
Furniture and Home Furnishings Stores - 0.10%
Cost Plus, Inc. (a)	14,266	14,551

General Merchandise Stores - 2.61%
Wal-Mart Stores, Inc.	7,000	374,150
Health and Personal Care Stores - 4.04%
CVS Caremark Corp.	10,000	322,100
Walgreen Co.	7,000	257,040
		579,140
Heavy and Civil Engineering Construction - 1.57%
Fluor Corp.	5,000	225,200
Insurance Carriers and Related Activities - 1.31%
Greenlight Capital Re Ltd. (a)(b)	8,000	188,560
Management of Companies and Enterprises - 1.03%
Morgan Stanley	5,000	148,000
Mining (except Oil and Gas) - 0.82%
Newmont Mining Corp.	2,500	118,275
Miscellaneous Manufacturing - 5.37%
3M Co.	3,000	248,010
Baxter International, Inc.	2,000	117,360
Medtronic, Inc.	9,200	404,616
		769,986
Oil and Gas Extraction - 1.42%
Occidental Petroleum Corp.	2,500	203,375
Other Information Services - 0.43%
Google, Inc. (a)	100	61,998
Petroleum and Coal Products Manufacturing - 5.87%
Chevron Corp.	4,000	307,960
ConocoPhillips	5,000	255,350
Exxon Mobil Corp.	4,100	279,579
		842,889
Primary Metal Manufacturing - 2.18%
Titanium Metals Corp.	25,000	313,000
Publishing Industries (except Internet) - 5.06%
Adobe Systems, Inc. (a)	4,000	147,120
Microsoft Corp.	19,000	579,310
		726,430
Rail Transportation - 0.67%
Union Pacific Corp.	1,500	95,850
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.91%
CME Group, Inc.	900	302,355
IntercontinentalExchange, Inc. (a)	1,300	145,990
Nasdaq OMX Group, Inc. (a)	5,700	112,974
		561,319
Support Activities for Mining - 4.23%
Diamond Offshore Drilling, Inc.	2,400	236,208
Ensco International PLC - ADR (a)	3,000	119,820
Weatherford International Ltd. (a)(b)	14,000	250,740
		606,768
Telecommunications - 3.18%
AT&T, Inc.	8,000	224,240
Verizon Communications, Inc.	7,000	231,910
		456,150
TOTAL COMMON STOCKS (Cost $12,188,851)		13,726,459

EXCHANGE-TRADED FUNDS - 1.55%
Gladstone Capital Corp.	9,831	75,699
iShares Silver Trust (a)	8,800	145,816
		221,515
TOTAL EXCHANGE-TRADED FUNDS (Cost $194,689)		221,515

SHORT TERM INVESTMENTS - 2.64%
AIM STIT-STIC Prime Portfolio
0.11% (c)			378,801		378,801
TOTAL SHORT TERM INVESTMENTS (Cost $378,801)					378,801

Total Investments (Cost $12,762,341) - 99.84%					14,326,775
Other Assets in Excess of Liabilities - 0.16%					23,642
TOTAL NET ASSETS - 100.00%					$14,350,417

Percentages are stated as a percentage of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of December 31, 2009.

Summary of Fair Value Exposure at December 31, 2009

The Wisconsin Capital Funds, Inc. have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair vlaue. These standards require additional disclosures about the various inputs and valuatio techniques used to develop the measurementws of fair value and a discussion in changes in valuation techniques and realted inputs druing the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Investments in:
Common Stock*	$ 13,726,459	$ 13,726,459	$ -	$ -
Exchange-Traded Funds	221,515	221,515	-	-
Money Market Funds	378,801	378,801	-	-
Total	$ 14,326,775	$ 14,326,775	$ -	$ -

* For detailed industry descriptions, see the accompanying Schedule of Investments.
	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows**:

	Cost of investments	$ 12,762,341
	Gross unrealized appreciation	1,888,052
	Gross unrealized depreciation	(323,618)
	Net unrealized depreciation	$ 1,564,434
**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)* /s/ Thomas G. Plumb
                                                                   Thomas G. Plumb, President

Date     2/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Thomas G. Plumb
                                                                     Thomas G. Plumb, President

Date 2/22/2010

By (Signature and Title)*  /s/ Timothy R. O’Brien
                                                                    Timothy R. O’Brien, Treasurer

Date  2/22/2010